September 12, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Growth Funds, Inc. (the “Registrant”)
1933 Act File No. 333-132114, Post-Effective Amendment No. 17
1940 Act File No. 811-21861, Amendment No. 18 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A.

The principal purposes of this amendment are to: (i) add R6 Class to Focused Dynamic Growth Fund and Adaptive All Cap Fund (each, a "Fund", and collectively the "Funds"); (ii) make certain changes to the strategies and risks of the Focused Dynamic Growth Fund; and (iii) make certain non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com